Impairment loss (reversal) - Key Assumptions Used in Impairment Test (Details) - Mount Milligan Mine - Bottom of range	Dec. 31, 2021 $ / $ $ / lb $ / Ounce
Statement Line Items [Line Items]
Gold price per oz - long-term | $ / Ounce	1,550
Copper price per lb - long-term | $ / lb	3.50
Foreign exchange rates - long-term (US$: C$) | $ / $	1.28
Discount rate	6.00%